Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Lease Payments	As of March 31, 2018, minimum lease payments are as follows:
2018	$99,000
2019	136,000
2020	140,000
2021	145,000
2022	136,000
As of December 31, 2017, minimum lease payments are as follows:
2018	$132,000
2019	136,000
2020	140,000
2021	145,000
2022	136,000

Schedule of Maturities Minimum Lease Payments Receivable

As of March 31, 2018, scheduled maturities of minimum lease payments receivable were as follows:

2018	19,000
2019	19,000
2020	22,000
60,000
Less: Current portion	(26,000)
Investment in lease, net – less current portion	$34,000

As of December 31, 2017, scheduled maturities of minimum lease payments receivable were as follows:

2018	$18,000
2019	19,000
2020	22,000
59,000
Less: Current portion	(20,000)
Investment in lease, noncurrent	$39,000

Contractual Obligations and Commercial Commitments

The following table summarizes the Company’s approximate minimum contractual obligations and commercial commitments as of December 31, 2017:

	Payments Due in Period
	Total	Within 1 Year	Years 2 - 3	Years 4 - 5	More than 5 Years

Minimum Purchase Commitments[1]	$30,300,000	$2,700,000	$6,700,000	$7,400,000	$13,500,000
Leases[2]	712,000	141,000	290,000	281,000	-
Employment Contract[3]	452,000	350,000	102,000	-	-
Total	$31,464,000	$3,191,000	$7,092,000	$7,681,000	$13,500,000

[1] License and Supply Agreement with Medica.

2 In addition to lease obligations for office space, obligations include a lease for various office equipment which expires in 2020.

[3] Relates to employment agreement with Daron Evans, the Company’s President and Chief Executive Officer, entered into on April 15, 2015 for a term of four years.